Average Annual Total Returns - Causeway Emerging Markets Fund	Jan. 28, 2021
MSCI EM Index (Gross) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.69%
5 Years	13.22%
10 Years	4.00%
Since Inception	5.24%
Inception Date	Mar. 30, 2007
Investor Class
Average Annual Return:
1 Year	16.72%
5 Years	11.07%
10 Years	3.71%
Since Inception	5.06%
Inception Date	Mar. 30, 2007
Institutional Class
Average Annual Return:
1 Year	16.94%
5 Years	11.33%
10 Years	3.94%
Since Inception	5.24%
Inception Date	Mar. 30, 2007
Institutional Class | After Taxes on Distributions
Average Annual Return:
1 Year	16.74%
5 Years	11.09%
10 Years	3.71%
Since Inception	4.89%
Inception Date	Mar. 30, 2007
Institutional Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.48%
5 Years	9.17%
10 Years	3.21%
Since Inception	4.29%
Inception Date	Mar. 30, 2007